UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments • January 31, 2017 (unaudited)

	PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (42.0%)
		Australia (1.9%)
		Consumer, Non-Cyclical
	$950	Transurban Finance Co., Pty Ltd. (a)(b)	3.375%		03/22/27	$903,423

		Energy
	1,200	APT Pipelines Ltd. (a)(b)	4.20		03/23/25	1,206,750
EUR	2,000	Origin Energy Finance Ltd.	7.875	(c)	06/16/71	2,311,654
	500	Santos Finance Ltd.	8.25	(c)	09/22/70	559,684
						4,078,088
		Finance
	1,800	Commonwealth Bank of Australia	2.00	(c)	04/22/27	1,954,811

		Industrials
	1,850	Aurizon Network Pty Ltd.	3.125		06/01/26	2,147,304
		Total Australia				9,083,626

		Austria (0.1%)
		Finance
	600	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.50	(c)	10/09/43	729,530

		Belgium (0.4%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(c)	(d)	1,169,776
	700	Solvay Finance SA	5.425	(c)	(d)	820,995
		Total Belgium				1,990,771

		Brazil (0.5%)
		Consumer, Non-Cyclical
	800	BRF SA	2.75		06/03/22	890,861

		Finance
	$800	Banco ABC Brasil SA	7.875		04/08/20	855,600
	450	Banco Daycoval SA (a)	5.75		03/19/19	465,750
						1,321,350
		Total Brazil				2,212,211

		Canada (0.4%)
		Basic Materials
	410	Eldorado Gold Corp. (a)(b)	6.125		12/15/20	421,275
	500	Lundin Mining Corp. (a)	7.50		11/01/20	532,710
						953,985
		Consumer, Cyclical
	750	Air Canada (a)(b)	7.75		04/15/21	847,500
		Total Canada				1,801,485

		Chile (0.1%)
		Consumer, Non-Cyclical
	425	Cencosud SA (a)	6.625		02/12/45	422,128

		China (0.6%)
		Communications
	1,400	Baidu, Inc.	2.75		06/09/19	1,422,660
	631	Ctrip.com International Ltd.	1.25		10/15/18	766,271
						2,188,931
		Utilities
	750	ENN Energy Holdings Ltd.	0.00	(e)	02/26/18	776,531
		Total China				2,965,462

			Colombia (0.3%)
			Energy
1,340			Ecopetrol SA (b)	5.875		09/18/23	1,433,800

			Denmark (0.0%) (f)
			Finance
DKK		(g)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	1

			France (2.7%)
			Basic Materials
	$1,500		Air Liquide Finance SA (a)	1.75		09/27/21	1,450,714

			Communications
1,175			SFR Group SA (a)	6.00		05/15/22	1,213,188

			Consumer, Non-Cyclical
EUR	500		Eurofins Scientific	4.875	(c)	(d)	561,520
800			Europcar Groupe SA	5.75		06/15/22	905,675
							1,467,195
			Energy
700			TOTAL SA	2.25	(c)	(d)	748,717
	$600		TOTAL SA, Series FP	0.50		12/02/22	616,500
							1,365,217
			Finance
EUR	250		AXA SA	5.125	(c)	07/04/43	309,944
350			AXA SA	5.25	(c)	04/16/40	420,269
	$875		BPCE SA (a)	5.15		07/21/24	893,580
EUR	1,400		Credit Agricole Assurances SA	4.50	(c)	(d)	1,496,313
500			Societe Generale SA	2.625		02/27/25	546,888
							3,666,994
			Industrials
1,300			Airbus SE, Series AIR	0.00	(e)	07/01/22	1,446,853
1,000			Safran SA, Series SAF	0.00	(e)	12/31/20	1,017,267
800			Verallia Packaging SASU	5.125		08/01/22	919,194
							3,383,314
			Utilities
500			Electricite de France SA	5.00	(c)	(d)	521,041
			Total France				13,067,663

			Germany (1.4%)
			Communications
800			Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH	4.00		01/15/25	899,210

			Consumer, Cyclical
500			Volkswagen International Finance N.V.	4.625	(c)	(d)	560,687

			Consumer, Non-Cyclical
550			Bayer AG	3.75	(c)	07/01/74	605,454

			Finance
1,000			Allianz Finance II BV	5.75	(c)	07/08/41	1,249,073
1,200			Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.00	(c)	05/26/41	1,519,625
1,100			Vonovia Finance BV	4.625	(c)	04/08/74	1,249,049
							4,017,747
			Utilities
GBP	500		RWE AG	7.00	(c)	(d)	658,343
			Total Germany				6,741,441

			Hong Kong (0.2%)
			Consumer, Cyclical
	$1,170		CK Hutchison International 16 Ltd. (a)	1.875		10/03/21	1,126,102

		India (0.1%)
		Basic Materials
550		Vedanta Resources PLC (a)	6.00		01/31/19	563,750

		Israel (0.3%)
		Consumer, Non-Cyclical
1,300		Teva Pharmaceutical Finance Netherlands III BV	2.20		07/21/21	1,239,824

		Italy (0.8%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75		01/24/33	575,617

		Finance
1,100		Assicurazioni Generali SpA	10.125	(c)	07/10/42	1,540,139
	$500	Intesa Sanpaolo SpA (a)	6.50		02/24/21	550,327
						2,090,466
		Utilities
EUR	1,000	Enel SpA	5.00	(c)	01/15/75	1,143,784
		Total Italy				3,809,867

		Jamaica (0.2%)
		Communications
	$1,000	Digicel Ltd.	6.00		04/15/21	937,300

		Japan (0.2%)
		Consumer, Cyclical
JPY	100,000	Sony Corp., Series 6	0.00	(e)	09/30/22	960,942

		Jersey (0.1%)
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125		07/24/19	513,893

		Mexico (0.3%)
		Communications
EUR	800	America Movil SAB de CV	0.00	(e)	05/28/20	835,533

		Utilities
	$706	Fermaca Enterprises S de RL de CV (a)	6.375		03/30/38	709,275
		Total Mexico				1,544,808

		Netherlands (2.0%)
		Basic Materials
EUR	400	Constellium N.V.	4.625		05/15/21	427,590

		Consumer, Cyclical
	$775	Playa Resorts Holding BV (a)	8.00		08/15/20	819,562

		Finance
EUR	550	ABN Amro Bank N.V	6.375		04/27/21	721,703
1,000		ABN Amro Bank N.V.	2.875	(c)	06/30/25	1,131,370
600		Achmea BV	6.00	(c)	04/04/43	716,164
450		Aegon N.V.	4.00	(c)	04/25/44	491,960
	$500	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	3.75		05/15/19	513,095
EUR	1,400	ASR Nederland N.V.	5.00	(c)	(d)	1,586,033
1,825		Cooperatieve Rabobank UA	5.50	(c)	(d)	2,014,316
	$1,325	ING Bank N.V. (a)	5.80		09/25/23	1,470,769
						8,645,410
		Total Netherlands				9,892,562

		Portugal (0.5%)
		Utilities
EUR	1,600	EDP - Energias de Portugal SA	5.375	(c)	09/16/75	1,800,260
	$425	EDP Finance BV (a)	4.125		01/15/20	437,708
		Total Portugal				2,237,968

		South Africa (0.2%)
		Finance
GBP	1,000	BRAIT SE	2.75		09/18/20	1,167,423

		Spain (1.7%)
		Communications
EUR	1,100	Telefonica Europe BV	5.875	(c)	(d)	1,258,854

		Energy
500		Repsol International Finance BV	4.50	(c)	03/25/75	521,528

		Finance
1,000		Banco Bilbao Vizcaya Argentaria SA	6.75	(c)	(d)	1,031,856
900		Banco Santander SA	6.25	(c)	(d)	927,231
	$800	Banco Santander SA	6.375	(c)	(d)	752,500
EUR	1,100	BBVA Subordinated Capital SAU	3.50	(c)	04/11/24	1,239,053
						3,950,640
		Utilities
1,200		Gas Natural Fenosa Finance BV	3.375	(c)	(d)	1,225,746
1,200		IE2 Holdco SAU	2.875		06/01/26	1,334,023
						2,559,769
		Total Spain				8,290,791

		Sweden (0.3%)
		Diversified
SEK	12,000	Industrivarden AB, Series ICA	0.00	(e)	05/15/19	1,477,518

		Switzerland (0.4%)
		Finance
	$1,125	Credit Suisse Group Funding Guernsey Ltd.	4.55		04/17/26	1,158,092
950		UBS AG	5.125		05/15/24	969,009
		Total Switzerland				2,127,101

		Taiwan (0.3%)
		Technology
1,600		United Microelectronics Corp.	0.00	(e)	05/18/20	1,522,000

		United Arab Emirates (0.3%)
		Finance
EUR	1,600	Aabar Investments PJSC, Series UCG	0.50		03/27/20	1,526,845

		United Kingdom (3.7%)
		Communications
1,500		British Telecommunications PLC	1.75		03/10/26	1,639,021
GBP	509	Virgin Media Finance PLC (a)	6.375		10/15/24	685,432
EUR	750	Vodafone Group PLC	2.20		08/25/26	843,842
						3,168,295
		Consumer, Cyclical
1,500		International Consolidated Airlines Group SA, Series IAG	0.625		11/17/22	1,479,184
850		International Game Technology PLC	4.75		02/15/23	1,005,891
GBP	1,050	Jaguar Land Rover Automotive PLC	3.875		03/01/23	1,362,508
500		John Lewis PLC	4.25		12/18/34	667,749
						4,515,332
		Consumer, Non-Cyclical
1,000		J Sainsbury PLC, Series SBRY	1.25		11/21/19	1,315,867
350		Voyage Care Bondco PLC	6.50		08/01/18	449,744
						1,765,611
		Finance
EUR	400	Aviva PLC	3.875	(c)	07/03/44	443,675
1,200		Lloyds Bank PLC	6.50		03/24/20	1,518,470
1,200		Lloyds Banking Group PLC	6.375	(c)	(d)	1,356,817
GBP	500	Nationwide Building Society	6.875	(c)	(d)	637,255
50		RSA Insurance Group PLC	9.375	(c)	05/20/39	72,906

	$1,425	Santander UK PLC (a)	5.00		11/07/23	1,478,204
						5,507,327
		Industrials
	1,080	CEVA Group PLC (a)(b)	4.00		05/01/18	1,039,965
	750	CNH Industrial	4.50		08/15/23	752,325
						1,792,290
		Utilities
GBP	750	NGG Finance PLC	5.625	(c)	06/18/73	1,033,915
		Total United Kingdom				17,782,770

		United States (22.0%)
		Basic Materials
	$512	Chemtura Corp.	5.75		07/15/21	532,800
	500	International Wire Group, Inc. (a)	10.75		08/01/21	481,250
	1,067	MSCI, Inc. (a)	4.75		08/01/26	1,064,332
	750	Prince Mineral Holding Corp. (a)(b)	11.50		12/15/19	750,000
						2,828,382
		Communications
	2,626	AT&T, Inc.	4.50		03/09/48	2,301,206
	500	Cable One, Inc. (a)	5.75		06/15/22	523,750
	900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908		07/23/25	947,960
	750	CSC Holdings LLC	5.25		06/01/24	755,625
	500	DISH DBS Corp.	5.00		03/15/23	493,125
	1,250	Gray Television, Inc. (a)	5.125		10/15/24	1,231,250
	500	Lamar Media Corp.	5.00		05/01/23	516,250
	1,475	MDC Partners, Inc. (a)(b)	6.50		05/01/24	1,290,625
	400	Midcontinent Communications & Midcontinent Finance Corp. (a)	6.25		08/01/21	418,500
	500	Midcontinent Communications & Midcontinent Finance Corp. (a)	6.875		08/15/23	539,375
	625	Netflix, Inc. (a)	4.375		11/15/26	614,062
	950	Omnicom Group, Inc.	3.60		04/15/26	943,347
	1,100	Priceline Group, Inc. (The) (b)	0.90		09/15/21	1,189,375
	1,425	Shutterfly, Inc.	0.25		05/15/18	1,458,844
	1,100	Sprint Communications, Inc.	6.00		11/15/22	1,119,250
	925	T-Mobile USA, Inc.	6.836		04/28/23	989,750
	2,550	Verizon Communications, Inc.	4.672		03/15/55	2,293,062
	1,400	Viavi Solutions, Inc. (b)	0.625		08/15/33	1,486,625
						19,111,981
		Consumer Discretionary
	2,450	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36		03/20/23	2,459,188

		Consumer, Cyclical
	500	Allied Specialty Vehicles, Inc. (a)	8.50		11/01/19	522,925
	1,000	Aramark Services, Inc. (a)	4.75		06/01/26	998,500
	1,575	CalAtlantic Group, Inc.	0.25		06/01/19	1,472,625
	150	Century Communities, Inc. (a)	6.875		05/15/22	155,625
	750	Century Communities, Inc.	6.875		05/15/22	778,125
	441	CVS Pass-Through Trust (a)	4.163		08/11/36	445,427
	1,200	Ferrellgas LP/Ferrellgas Finance Corp.	6.75		01/15/22	1,212,000
	1,500	Ford Motor Credit Co., LLC	3.096		05/04/23	1,454,788
	1,000	General Motors Financial Co., Inc.	2.35		10/04/19	991,615
	1,400	General Motors Financial Co., Inc.	4.30		07/13/25	1,397,533
	500	Global Partners LP/GLP Finance Corp.	6.25		07/15/22	483,750
	425	Global Partners LP/GLP Finance Corp.	7.00		06/15/23	419,688
	400	Guitar Center, Inc. (a)	6.50		04/15/19	361,000
	982	Hanesbrands, Inc. (a)	4.875		05/15/26	972,180
	500	JC Penney Corp., Inc.	8.125		10/01/19	531,875
	1,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25		06/01/26	1,014,160

575	Lear Corp.	5.25		01/15/25	613,008
1,000	Lions Gate Entertainment Corp. (a)	5.875		11/01/24	1,022,500
750	MGM Resorts International	6.00		03/15/23	808,125
3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	13.00		12/15/07	0
345	Rite Aid Corp.	6.75		06/15/21	359,126
1,050	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	6.125		08/15/21	1,081,500
500	RSI Home Products, Inc. (a)	6.50		03/15/23	523,750
750	Sally Holdings LLC/Sally Capital, Inc. (b)	5.625		12/01/25	787,500
500	Sonic Automotive, Inc.	5.00		05/15/23	485,000
750	Speedway Motorsports, Inc.	5.125		02/01/23	759,465
500	Tempur Sealy International, Inc.	5.50		06/15/26	493,750
1,100	Tesla Motors, Inc.	0.25		03/01/19	1,066,312
1,000	Tops Holding LLC/Tops Markets II Corp. (a)	8.00		06/15/22	805,000
975	Wolverine World Wide, Inc. (a)	5.00		09/01/26	928,688
1,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)(b)	5.50		03/01/25	1,005,000
					23,950,540
	Consumer, Non-Cyclical
1,200	Acadia Healthcare Co., Inc.	5.125		07/01/22	1,209,000
1,150	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)	5.50		04/01/23	1,119,812
500	Central Garden & Pet Co. (b)	6.125		11/15/23	537,500
700	Harland Clarke Holdings Corp. (a)	9.75		08/01/18	720,503
750	HCA, Inc.	4.50		02/15/27	741,563
975	Illumina, Inc.	0.00	(e)	06/15/19	971,344
1,250	Lamb Weston Holdings, Inc. (a)	4.875		11/01/26	1,254,687
1,350	Live Nation Entertainment, Inc.	2.50		05/15/19	1,468,969
1,375	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)(b)	5.50		04/15/25	1,191,094
611	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875		01/15/24	649,071
400	Quintiles Transnational Corp. (a)	4.875		05/15/23	406,500
1,100	Tenet Healthcare Corp.	6.00		10/01/20	1,163,250
1,300	TMS International Corp. (a)	7.625		10/15/21	1,303,250
1,550	Whole Foods Market, Inc.	5.20		12/03/25	1,647,799
					14,384,342
	Diversified
1,150	PetSmart, Inc. (a)(b)	7.125		03/15/23	1,132,750

	Energy
250	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.25		04/01/23	259,375
1,150	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.00		12/01/24	1,138,500
55	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75		10/01/25	55,756
675	MPLX LP	4.00		02/15/25	670,146
350	Newfield Exploration Co.	5.375		01/01/26	364,000
400	Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125		11/15/20	417,500
500	Rice Energy, Inc.	6.25		05/01/22	521,250
1,070	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)	5.50		09/15/24	1,091,400
					4,517,927
	Finance
450	Ally Financial, Inc.	4.125		03/30/20	458,438
450	Ally Financial, Inc.	4.25		04/15/21	455,625
375	Bank of America Corp.	6.11		01/29/37	437,353
1,175	Bank of America Corp., MTN	4.25		10/22/26	1,185,687
925	Citigroup, Inc.	5.50		09/13/25	1,010,668
693	Colony NorthStar, Inc.	5.00		04/15/23	721,153
400	CTR Partnership LP/CareTrust Capital Corp.	5.875		06/01/21	411,000
1,000	DuPont Fabros Technology LP	5.625		06/15/23	1,042,500

775	Extra Space Storage LP (a)	3.125		10/01/35	799,219
1,330	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,644,361
1,050	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (a)	6.75		02/01/24	1,048,950
600	Iron Mountain, Inc. (a)	4.375		06/01/21	619,500
500	iStar, Inc.	6.50		07/01/21	521,250
1,100	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. (a)	6.75		11/15/21	1,127,500
1,200	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	1,218,000
1,225	KCG Holdings, Inc. (a)	6.875		03/15/20	1,228,062
1,149	Kennedy-Wilson, Inc.	5.875		04/01/24	1,191,053
1,000	Post Holdings, Inc. (a)	5.00		08/15/26	969,370
400	Provident Funding Associates LP/PFG Finance Corp. (a)	6.75		06/15/21	406,000
520	Prudential Financial, Inc.	5.625	(c)	06/15/43	548,600
1,375	Spirit Realty Capital, Inc.	3.75		05/15/21	1,437,741
500	Starwood Property Trust, Inc.	4.55		03/01/18	545,938
					19,027,968
	Industrials
1,325	Apex Tool Group LLC (a)	7.00		02/01/21	1,232,250
500	Artesyn Embedded Technologies, Inc. (a)	9.75		10/15/20	472,500
500	Ball Corp.	4.00		11/15/23	498,125
1,100	Coveris Holdings SA (a)(b)	7.875		11/01/19	1,111,000
250	CTP Transportation Products LLC/CTP Finance, Inc. (a)	8.25		12/15/19	228,750
475	Dollar Tree, Inc.	5.75		03/01/23	505,400
500	Florida East Coast Holdings Corp. (a)	6.75		05/01/19	515,000
550	JB Poindexter & Co., Inc. (a)	9.00		04/01/22	580,250
800	Kemet Corp.	10.50		05/01/18	802,500
500	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25		02/15/21	507,500
1,000	MasTec, Inc.	4.875		03/15/23	993,750
1,000	Michael Baker International LLC/CDL Acquisition Co., Inc. (a)	8.25		10/15/18	1,015,000
705	OPE KAG Finance Sub, Inc. (a)	7.875		07/31/23	725,269
146	SAExploration Holdings, Inc. (a)(l)	10.00		04/14/19	117,652
1,250	SBA Communications Corp. (a)	4.875		09/01/24	1,223,250
500	Standard Industries, Inc. (a)	5.375		11/15/24	518,125
600	Summit Materials LLC/Summit Materials Finance Corp.	6.125		07/15/23	622,500
400	Summit Materials LLC/Summit Materials Finance Corp.	8.50		04/15/22	446,000
700	XPO Logistics, Inc. (a)	6.125		09/01/23	725,375
500	Zachry Holdings, Inc. (a)	7.50		02/01/20	518,750
					13,358,946
	Technology
1,375	Akamai Technologies, Inc.	0.00	(e)	02/15/19	1,443,757
650	Citrix Systems, Inc.	0.50		04/15/19	754,813
1,175	First Data Corp. (a)	5.75		01/15/24	1,216,125
318	Hanesbrands, Inc. (a)(b)	4.625		05/15/24	316,410
1,200	Nuance Communications, Inc.	2.75		11/01/31	1,208,250
725	ON Semiconductor Corp. (b)	1.00		12/01/20	766,234
550	ServiceNow, Inc. (b)	0.00	(e)	11/01/18	732,531
					6,438,120
	Total United States				107,210,144
	Total Corporate Bonds (Cost $210,996,200)				204,379,726

	Sovereign (19.3%)
	Argentina (0.7%)
3,220	Argentine Republic Government International Bond (a)	7.50		04/22/26	3,369,730

		Australia (1.4%)
AUD	8,700	Australia Government Bond	3.25	04/21/25	6,921,289

		Bermuda (0.1%)
	$530	Bermuda Government International Bond (a)	4.854	02/06/24	556,235

		Brazil (3.2%)
BRL	24,500	Brazil Notas do Tesouro Nacional, Series F	10.00	01/01/21	7,659,139
	14,600	Brazil Notas do Tesouro Nacional, Series F	10.00	01/01/23	4,487,768
	$3,200	Brazilian Government International Bond	4.875	01/22/21	3,339,200
		Total Brazil			15,486,107

		Canada (3.7%)
	10,400	Canadian Government Bond	0.50	11/01/18	7,960,346
	6,600	Canadian Government Bond	0.50	03/01/22	4,901,017
	6,100	Canadian Government Bond	2.25	06/01/25	4,903,251
		Total Canada			17,764,614

		Colombia (0.7%)
COP	9,946,000	Colombian TES	7.50	08/26/26	3,567,056

		Cyprus (1.0%)
EUR	4,400	Cyprus Government International Bond	3.875	05/06/22	4,996,789

		Dominican Republic (0.2%)
	$1,220	Dominican Republic International Bond	5.50	01/27/25	1,217,523

		Ecuador (0.3%)
	1,300	Ecuador Government International Bond	10.75	03/28/22	1,462,500

		Greece (0.5%)
EUR	157	Hellenic Republic Government Bond (n)	3.00	02/24/23	134,482
	157	Hellenic Republic Government Bond (n)	3.00	02/24/24	131,308
	157	Hellenic Republic Government Bond (n)	3.00	02/24/25	128,546
	157	Hellenic Republic Government Bond (n)	3.00	02/24/26	126,549
	157	Hellenic Republic Government Bond (n)	3.00	02/24/27	124,028
	157	Hellenic Republic Government Bond (n)	3.00	02/24/28	118,819
	157	Hellenic Republic Government Bond (n)	3.00	02/24/29	114,885
	157	Hellenic Republic Government Bond (n)	3.00	02/24/30	112,129
	157	Hellenic Republic Government Bond (n)	3.00	02/24/31	110,258
	157	Hellenic Republic Government Bond (n)	3.00	02/24/32	108,317
	157	Hellenic Republic Government Bond (n)	3.00	02/24/33	106,273
	157	Hellenic Republic Government Bond (n)	3.00	02/24/34	104,444
	157	Hellenic Republic Government Bond (n)	3.00	02/24/35	103,115
	157	Hellenic Republic Government Bond (n)	3.00	02/24/36	101,541
	157	Hellenic Republic Government Bond (n)	3.00	02/24/37	100,453
	157	Hellenic Republic Government Bond (n)	3.00	02/24/38	99,543
	157	Hellenic Republic Government Bond (n)	3.00	02/24/39	99,277
	157	Hellenic Republic Government Bond (n)	3.00	02/24/40	99,157
	157	Hellenic Republic Government Bond (n)	3.00	02/24/41	99,145
	157	Hellenic Republic Government Bond (n)	3.00	02/24/42	99,000
		Total Greece			2,221,269

		Hungary (1.2%)
HUF	858,000	Hungary Government Bond	5.50	06/24/25	3,509,102
	$2,000	Hungary Government International Bond	5.75	11/22/23	2,236,480
		Total Hungary			5,745,582

		Indonesia (1.7%)
	1,100	Indonesia Government International Bond (a)	3.75	04/25/22	1,117,776
	2,200	Indonesia Government International Bond (a)(b)	5.875	01/15/24	2,460,309
IDR	60,250,000	Indonesia Treasury Bond	8.25	07/15/21	4,654,269
		Total Indonesia			8,232,354

		Ivory Coast (0.3%)
	$1,568	Ivory Coast Government International Bond	5.75	12/31/32	1,459,165

		Kazakhstan (0.4%)
	2,000	KazMunayGas National Co., JSC	6.375	04/09/21	2,184,280

		Mexico (0.3%)
	1,510	Petroleos Mexicanos	4.875		01/18/24	1,460,925

		Poland (1.3%)
PLN	9,700	Poland Government Bond	2.50		07/25/26	2,183,451
	16,800	Poland Government Bond	4.00		10/25/23	4,327,006
		Total Poland				6,510,457

		Portugal (0.3%)
EUR	1,260	Portugal Obrigacoes do Tesouro OT (a)	2.875		07/21/26	1,224,161

		Russia (1.2%)
RUB	147,500	Russian Federal Bond - OFZ	7.00		08/16/23	2,343,130
	$2,200	Russian Foreign Bond - Eurobond	4.875		09/16/23	2,335,269
	1,000	Russian Foreign Bond - Eurobond	4.875		09/16/23	1,061,486
		Total Russia				5,739,885

		Ukraine (0.3%)
	1,650	Ukraine Government International Bond	7.75		09/01/26	1,531,992

		United Kingdom (0.1%)
GBP	340	HSS Financing PLC	6.75		08/01/19	436,304

		United States (0.3%)
	$1,000	Select Medical Corp. (b)	6.375		06/01/21	995,000
	400	Shape Technologies Group, Inc. (a)	7.625		02/01/20	412,000
		Total United States				1,407,000

		Venezuela (0.1%)
	1,500	Petroleos de Venezuela SA	6.00		11/15/26	573,225
		Total Sovereign (Cost $93,489,322)				94,068,442

		Agency Fixed Rate Mortgages (0.0%) (f)
	1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50		10/01/32	919
		Federal National Mortgage Association, Conventional Pools:
	60		6.50		05/01/28–09/01/32	68,386
	6		7.00		08/01/29–11/01/32	6,022
		Government National Mortgage Association, Various Pools:
	18		7.50		07/20/25	19,669
	75		8.00		01/15/22–05/15/30	78,388
		Total Agency Fixed Rate Mortgages (Cost $160,098)				173,384

		Asset-Backed Securities (10.5%)
	321	Asset-Backed Securities Corp. Home Equity Loan Trust	0.961	(c)	03/25/36	291,174
	1,018	Bayview Opportunity Master Fund IIIb Trust (a)	3.475		07/28/18	1,014,964
		Bear Stearns Asset-Backed Securities I Trust
	702		1.031	(c)	10/25/36	517,727
	1,539		1.091	(c)	03/25/37	876,628
	488	Bear Stearns Asset-Backed Securities Trust	1.091	(c)	01/25/47	474,628
	339	CDC Mortgage Capital Trust	1.391	(c)	01/25/33	316,954
	2,000	Colony American Homes 2015-1 (a)	3.768	(c)	07/17/32	2,011,024
	1,455	Credit-Based Asset Servicing and Securitization LLC	0.921	(c)	05/25/36	1,132,447
	1,794	CWABS Asset-Backed Certificates Trust	0.996	(c)	10/25/46	1,563,982
	327	EMC Mortgage Loan Trust (a)	1.756	(c)	11/25/30	299,720
	1,215	Fieldstone Mortgage Investment Trust	1.026	(c)	04/25/47	883,943
	4,318	GMAT Trust (a)	4.25		09/25/20	4,332,613
		GSAA Home Equity Trust
	2,480		0.841	(c)	12/25/46	1,366,212
	610		6.002		11/25/36	374,775
	1,224	GSAA Trust	6.099		03/25/37	613,023
	1,000	Home Partners of America 2016-2 Trust (a)	4.548	(c)	10/17/33	1,005,682
	450	InSite Issuer LLC (a)	6.414		11/15/46	451,813
	1,700	Invitation Homes 2015-SFR1 Trust (a)	5.068	(c)	03/17/32	1,714,605

2,000	Invitation Homes 2015-SFR2 Trust (a)	3.918	(c)	06/17/32	2,015,122
	Invitation Homes Trust
700	(a)	5.268	(c)	12/17/31	703,823
1,700	(a)	5.518	(c)	08/17/32	1,733,726
	Mastr Asset Backed Securities Trust
2,044		0.821	(c)	08/25/36	959,065
2,626		1.011	(c)	08/25/36	1,271,302
512	Mastr Specialized Loan Trust (a)	1.121	(c)	05/25/37	409,665
850	Merrill Lynch Mortgage Investors Trust	1.011	(c)	08/25/37	534,687
	Nationstar HECM Loan Trust
2,280	(a)	3.147		08/25/26	2,280,912
1,300	(a)	3.598		06/25/26	1,306,908
688	(a)	4.115		11/25/25	682,599
529	(a)	4.36		02/25/26	526,265
1,826	(a)	6.657		11/25/25	1,803,960
970	Nationstar Home Equity Loan Trust	1.021	(c)	04/25/37	937,224
1,841	NRZ Excess Spread-Collateralized Notes (a)	5.683		07/25/21	1,840,877
2,902	Oakwood Mortgage Investors, Inc.	7.405	(c)	06/15/31	1,248,847
1,395	Ownit Mortgage Loan Trust	1.041	(c)	03/25/37	1,154,881
700	RAMP Series 2003-RS9 Trust	5.793		10/25/33	707,144
668	RAMP Trust	1.091	(c)	11/25/35	573,549
1,000	RASC Series 2005-KS9 Trust	1.901	(c)	10/25/35	781,832
1,905	RASC Trust	0.931	(c)	11/25/36	1,763,815
747	RMAT LLC (a)	4.826		06/25/35	743,962
800	Silver Bay Realty Trust (a)	4.318	(c)	09/17/31	801,602
205	Sunset Mortgage Loan Co., LLC (a)	3.721		11/16/44	205,306
1,653	Truman Capital Mortgage Loan Trust (a)	1.031	(c)	03/25/36	1,533,992
1,126	VOLT NPL X LLC (a)	4.75		10/26/54	1,113,707
400	VOLT XIX LLC (a)	5.00		04/25/55	396,037
636	VOLT XL LLC (a)	4.375		11/27/45	641,237
1,605	VOLT XLIV LLC (a)	4.25		04/25/46	1,618,450
399	VOLT XXII LLC (a)	4.25		02/25/55	391,134
799	VOLT XXXI LLC (a)	4.50		02/25/55	784,491
595	VOLT XXXIII LLC (a)	4.25		03/25/55	581,844
	Total Asset-Backed Securities (Cost $50,889,619)				51,289,879

	Collateralized Mortgage Obligations - Agency Collateral Series (0.9%)
	Federal Home Loan Mortgage Corporation
971		5.674	(c)	07/25/23	980,299
630	(a)	6.021	(c)	07/25/26	641,115
	IO
8,495		0.952	(c)	01/25/31	767,767
12,000		1.706	(c)	01/25/41	1,033,286
	Federal National Mortgage Association,
	IO REMIC
4,499		2.104	(c)	10/25/39	279,240
2,868		2.32	(c)	03/25/44	214,934
978		5.779	(c)	08/25/41	149,785
2,845	Government National Mortgage Association, IO	5.473	(c)	12/20/42	483,426
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $4,108,093)				4,549,852

	Commercial Mortgage-Backed Securities (4.9%)
633	BAMLL Commercial Mortgage Securities Trust (a)	6.268	(c)	12/15/31	594,553
900	CFCRE Mortgage Trust (a)	4.567	(c)	07/15/30	889,737
	COMM Mortgage Trust
363	(a)	3.495		09/10/47	277,149
490	(a)	4.171	(c)	03/10/46	450,493
139	(a)	4.737	(c)	07/15/47	120,065
473	(a)	4.751	(c)	12/10/23	449,220
424	(a)	4.905	(c)	04/10/47	380,638
	Commercial Mortgage Pass-Through Certificates
335	(a)	4.602	(c)	02/10/47	307,672

		IO
	4,763		0.836	(c)	02/10/47	157,675
	2,698	COOF Securitization Trust, IO (a)	2.564	(c)	10/25/40	295,140
	5,056	COOF Securitization Trust II, IO (a)	2.167	(c)	08/25/41	489,917
EUR	1,156	Deco Ltd. (Ireland) (a)	4.50	(c)	11/07/24	1,260,772
	$2,000	EQTY Mortgage Trust (a)	4.216	(c)	05/08/31	1,981,932
		GS Mortgage Securities Trust
	1,000	(a)	4.511	(c)	11/10/47	852,066
	410	(a)	4.529	(c)	09/10/47	329,502
		JP Morgan Chase Commercial Mortgage Securities Trust
	690	(a)	4.572	(c)	07/15/47	552,685
	1,500		6.157	(c)	02/12/51	1,519,183
		IO
	6,384		1.134	(c)	07/15/47	299,235
		JPMBB Commercial Mortgage Securities Trust
	600	(a)	3.845	(c)	02/15/48	464,397
	236	(a)	3.959	(c)	09/15/47	199,035
	1,835	(a)	4.66	(c)	08/15/47	1,565,078
	405	(a)	4.667	(c)	04/15/47	358,506
	1,004	(a)	5.046	(c)	11/15/45	973,339
		IO
	3,876		1.092	(c)	08/15/47	229,670
	3,364	KGS-Alpha SBA COOF Trust, IO (a)	2.713	(c)	07/25/41	436,204
	270	LB-UBS Commercial Mortgage Trust	6.247	(c)	09/15/45	272,176
GBP	725	Logistics PLC (United Kingdom) (a)	3.798	(c)	08/20/25	905,505
	$2,000	Motel 6 Trust (a)	5.279		02/05/30	2,005,202
EUR	800	Taurus Ltd. (Germany)	4.40	(c)	02/01/26	860,678
	$983	VOLT LI LLC (a)	3.50		10/25/46	980,526
		Wells Fargo Commercial Mortgage Trust
	535	(a)	3.938		08/15/50	446,188
	650	(a)	4.365	(c)	04/15/50	505,462
		WF-RBS Commercial Mortgage Trust
	248	(a)	3.692		11/15/47	159,574
	1,005	(a)	3.803	(c)	11/15/47	737,692
	303	(a)	3.986		05/15/47	233,370
	419	(a)	3.991	(c)	10/15/57	338,744
	250	(a)	4.136	(c)	05/15/45	233,347
	541	(a)	4.982	(c)	09/15/46	527,521
		Total Commercial Mortgage-Backed Securities (Cost $24,374,186)				23,639,848

		Mortgages - Other (13.2%)
		Alba PLC (United Kingdom)
GBP	400		2.365	(c)	04/24/49	486,799
	500		2.965	(c)	04/24/49	580,286
		Alternative Loan Trust
	$956		0.901	(c)	03/25/47	702,252
	320		0.931	(c)	02/25/47	272,750
	223		0.951	(c)	05/25/47	191,202
	586		1.271	(c)	10/25/35	437,699
	518		2.701	(c)	10/25/35	444,207
	540		2.75	(c)	05/25/36	394,417
	191		2.818	(c)	08/25/35	172,231
	43		5.50		02/25/36	37,384
	612		6.00		04/25/36	450,074
	171		6.00		04/25/36	131,577
	330		6.00		07/25/37	294,359
		PAC
	33		5.50		02/25/36	28,732
	89		6.00		04/25/36	71,783
		American Home Mortgage Assets Trust
	230		0.896	(c)	03/25/47	190,517
	404		1.566	(c)	10/25/46	320,833

		American Home Mortgage Investment Trust
	247	(a)	6.60		01/25/37	135,491
		IO
	3,384		2.078		05/25/47	593,635
		Banc of America Alternative Loan Trust
	1,580		1.221	(c)	11/25/36	1,091,295
	252		1.421	(c)	07/25/46	179,912
		Banc of America Funding Trust
	327		5.25		07/25/37	328,027
	128		6.00		07/25/37	104,118
		BCAP LLC Trust
	802	(a)	0.936	(c)	07/26/35	679,422
	296	(a)	3.058	(c)	03/26/37	246,577
	791	Bear Stearns Structured Products, Inc. Trust	2.513	(c)	01/26/36	684,769
		Bear Stearns Trust
	200		3.159	(c)	05/25/47	174,428
	566		4.222	(c)	05/25/36	441,185
	193	Chase Mortgage Finance Trust	1.371	(c)	02/25/37	120,265
	84	ChaseFlex Trust	6.50		02/25/35	81,752
		CHL Mortgage Pass-Through Trust
	582		2.639	(c)	09/25/34	503,645
	503		5.50		05/25/34	513,446
	1,619	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	1,555,837
	281	Citigroup Mortgage Loan Trust	3.206	(c)	11/25/36	248,438
		Credit Suisse European Mortgage Capital Ltd. (Ireland)
EUR	1,925	(a)	2.75	(c)	04/20/20	2,015,297
		IO
	1,925	(a)	0.25		04/20/20	13,505
		Credit Suisse First Boston Mortgage Securities Corp.
	$1,021		6.50		12/25/33	1,086,166
	700		7.50		10/25/32	721,410
		CSMC Mortgage-Backed Trust
	1,085		5.587	(c)	04/25/37	524,887
	2,032		6.50		05/25/36	1,020,545
		CSMC Trust
	900	(a)	4.682	(c)	11/25/57	887,590
	764	(a)	4.806	(c)	08/25/62	751,186
GBP	1,000	Eurosail PLC (United Kingdom)	1.327	(c)	06/13/45	1,125,818
		Fannie Mae Connecticut Avenue Securities
	$852		4.771	(c)	05/25/25	899,243
	1,596		5.671	(c)	11/25/24	1,762,016
GBP	714	Farringdon Mortgages No. 2 PLC (United Kingdom)	1.857	(c)	07/15/47	844,743
		First Horizon Alternative Mortgage Securities Trust
	$72		6.00		08/25/36	60,647
	505		6.25		08/25/36	407,315
		Freddie Mac Structured Agency Credit Risk Debt Notes
	720		4.521	(c)	09/25/24	765,734
	466		4.771	(c)	08/25/24	496,152
	1,100		5.021	(c)	11/25/23	1,177,645
		GreenPoint Mortgage Funding Trust
	725		0.931	(c)	02/25/37	660,607
	658		0.951	(c)	01/25/37	534,118
	285		1.061	(c)	02/25/36	250,052
EUR	1,682	Grifonas Finance PLC (Greece)	0.088	(c)	08/28/39	1,384,038
		GSR Mortgage Loan Trust
	$41		3.134	(c)	05/25/35	38,483
	289		3.356	(c)	03/25/37	251,157
	1,625		3.856	(c)	12/25/34	1,576,041

		Impac CMB Trust
130			1.506	(c)	04/25/35	102,191
161			1.521	(c)	04/25/35	108,088
711			1.551	(c)	10/25/35	624,279
		JP Morgan Alternative Loan Trust
349			6.00		12/25/35	319,147
257			6.00		08/25/36	258,717
		Lehman Mortgage Trust
51			5.50		11/25/35	47,840
170			5.50		02/25/36	159,531
181			5.50		02/25/36	157,573
1,095			6.00		06/25/37	665,076
667			6.50		09/25/37	498,534
1,304		Lehman XS Trust	0.991	(c)	06/25/47	1,006,372
EUR	1,624	Ludgate Funding PLC (United Kingdom)	0.106	(c)	12/01/60	1,399,179
	$1,376	Luminent Mortgage Trust	1.001	(c)	05/25/37	1,112,007
GBP	788	Mansard Mortgages PLC (United Kingdom)	1.457	(c)	10/15/48	901,251
		MASTR Adjustable Rate Mortgages Trust
	$879		3.061	(c)	02/25/36	816,460
725		(a)	3.066	(c)	11/25/35	550,082
1,673		MASTR Alternative Loan Trust	6.00		05/25/33	1,749,173
105		MASTR Asset Securitization Trust	6.00	(c)	06/25/36	100,068
2,568		Merrill Lynch Mortgage Investors Trust, IO (a)	2.328	(c)	02/25/36	247,058
GBP	203	Money Partners Securities 4 PLC (Ireland)	5.173	(c)	03/15/40	264,134
	$822	MortgageIT Trust	1.221	(c)	10/25/35	749,371
		Nomura Asset Acceptance Corp. Alternative Loan Trust
338			0.831	(c)	10/25/36	251,101
2,545			5.755	(c)	06/25/36	1,379,428
1,108		Opteum Mortgage Acceptance Corp. Trust	1.071	(c)	04/25/36	999,144
GBP	1,000	Paragon Mortgages No. 13 PLC (United Kingdom)	1.157	(c)	01/15/39	1,058,316
		RALI Trust
	$173		6.00		04/25/36	150,208
243			6.00		08/25/36	204,742
638			6.00		11/25/36	509,926
343			6.00		11/25/36	279,731
75			6.00		01/25/37	59,374
		PAC
95			6.00		04/25/36	82,453
		Reperforming Loan REMIC Trust
483		(a)	6.50		03/25/35	479,795
730		(a)	7.50		11/25/34	737,742
1,101		Residential Asset Securitization Trust	6.00		05/25/36	1,022,527
		ResLoC UK PLC (United Kingdom)
EUR	1,148		0.134	(c)	12/15/43	981,781
GBP	816		0.593	(c)	12/15/43	905,650
	$1,147	RFMSI Series 2006-S6 Trust	6.00		07/25/36	1,090,435
GBP	978	RMAC Securities No. 1 PLC (United Kingdom)	0.846	(c)	06/12/44	1,076,697
1,000		Southern Pacific Securities PLC (United Kingdom)	0.906	(c)	03/10/44	1,128,152
	$300	STARM Mortgage Loan Trust	3.425	(c)	10/25/37	270,499
		Structured Adjustable Rate Mortgage Loan Trust
993			1.70	(c)	11/25/34	897,198
735			3.125	(c)	06/25/37	682,329
1,933		Structured Asset Mortgage Investments II Trust	1.295	(c)	04/19/35	1,769,062
2,405		Structured Asset Securities Corp., IO (a)	4.065	(c)	07/25/35	308,859
2,507		TBW Mortgage-Backed Trust	6.50		07/25/36	1,741,852
		Washington Mutual Mortgage Pass-Through Certificates Trust
966			1.356	(c)	04/25/47	787,681
1,042			1.566	(c)	05/25/46	837,009
359			2.851	(c)	10/25/36	317,728
		Total Mortgages - Other (Cost $62,865,844)				63,989,289

	U.S. Treasury Securities (3.2%)
	U.S. Treasury Bonds
3,000		2.50	02/15/45	2,679,552
3,651		3.50	02/15/39	3,994,420
5,100		3.875	08/15/40	5,866,097
3,000	U.S. Treasury Notes	0.625	11/30/17	2,995,560
	Total U.S. Treasury Securities (Cost $16,997,106)			15,535,629

	Variable Rate Senior Loan Interests (2.5%)
1,995	American Bath Group LLC, Term Loan	6.75	09/30/23	2,012,456
597	Apex Tool Group LLC, Term Loan	4.50	02/01/20	587,946
1,097	BMC Software Finance, Inc., Term Loan	5.00	09/10/20	1,095,872
722	Commercial Barge Line Co., 1st Lien Term	9.75	11/06/20	692,397
995	Concordia International Corp. (Canada), Term Loan	5.25	10/21/21	782,299
879	Coveris Holdings SA (Luxembourg), Term B	4.50	05/08/19	891,144
466	FMG Resources Pty Ltd. (Australia), Term B	3.75	06/30/19	469,658
705	Gates Global, Inc., Term B	4.25	07/05/21	704,376
743	Gruden Acquisition, Inc., 1st Lien Term	5.75	08/18/22	733,219
660	Harsco Corp., Term B	6.00	10/21/23	673,612
691	Navistar International Corp., Term B	6.50	08/07/17	701,619
1,244	Neiman Marcus Group, Inc., Term Loan	4.25	10/25/20	1,034,095
698	Outerwall, Inc., Term B	5.25	09/27/23	708,507
500	SAExploration Holdings, Inc., Term Loan	10.00	06/28/23	495,000
553	TTM Technologies, Inc., 1st Lien Term	5.25	05/31/21	562,303
	Total Variable Rate Senior Loan Interests (Cost $12,214,644)			12,144,503

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (7.2%)
	U.S. Treasury Securities (2.3%)
	U.S. Treasury Bills
3,355	(o)(p)	0.406	03/23/17	3,353,136
349	(o)(p)	0.472	03/23/17	348,775
1,879	(o)(p)	0.482	03/23/17	1,877,760
564	(o)(p)	0.494	03/23/17	563,618
280	(o)(p)	0.51	03/23/17	279,805
65	(o)(p)	0.522	03/23/17	64,954
4,600	U.S. Treasury Note	0.50	02/28/17	4,600,359
	Total U.S. Treasury Securities (Cost $11,088,407)			11,088,407

NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (1.9%)
	Investment Company (1.9%)
9,246	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (q) (Cost $9,246,080)		9,246,080

	Investment Company (3.0%)
14,484	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (q) (Cost $14,483,732)		14,483,732
	Total Short-Term Investments (Cost $34,818,219)		34,818,219

	Total Investments (Cost $510,913,331) (r)(s)(t)	103.7%	504,588,771
	Liabilities in Excess of Other Assets	(3.7)	(18,028,981)
	Net Assets	100.0%	$486,559,790

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

IO	Interest Only.
MTN	Medium Term Note.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	Planned Amortization Class.
PJSC	Public Joint Stock Company.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2017 were $17,095,696 and $17,459,128, respectively. The Fund received cash collateral of $9,246,080, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $8,213,048 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2017.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2017.

(e)	Capital appreciation bond.
(f)	Amount is less than 0.05%.
(g)	Par is less than $500.
(h)	Issuer in bankruptcy.
(i)	Non-income producing security; bond in default.
(j)	Acquired through exchange offer.
(k)

At January 31, 2017, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(l)	Payment-in-kind security.
(m)	Illiquid security.
(n)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2017. Maturity date disclosed is the ultimate maturity date.
(o)	Rate shown is the yield to maturity at January 31, 2017.
(p)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(q)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2017, advisory fees paid were reduced by $8,130 relating to the Fund’s investment in the Liquidity Funds.

(r)	Securities are available for collateral in connection with an open foreign currency forward exchange contract, futures contracts and swap agreements.
(s)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2017, the Fund did not engage in any cross-trade transactions.

(t)

At January 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,869,690 and the aggregate gross unrealized depreciation is $15,194,250 resulting in net unrealized depreciation of $6,324,560.

Foreign Currency Forward Exchange Contracts Open at January 31, 2017:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group	AUD	3,302,000		$2,431,900	02/03/17	$(72,276)
Australia and New Zealand Banking Group	CAD	3,264,233		$2,432,455	02/03/17	(76,120)
Australia and New Zealand Banking Group	EUR	5,900,853	NZD	8,700,000	02/03/17	12,822
Australia and New Zealand Banking Group	HKD	112,855		$14,546	02/03/17	1
Australia and New Zealand Banking Group	JPY	653,164,000		$5,545,463	02/03/17	(239,485)
Australia and New Zealand Banking Group	NZD	8,700,000	EUR	5,770,295	02/03/17	(153,765)
Australia and New Zealand Banking Group	NZD	2,080,275		$1,438,169	02/03/17	(88,084)
Australia and New Zealand Banking Group	NZD	1,401,725		$1,016,293	02/03/17	(12,123)
Australia and New Zealand Banking Group		$18,114	CAD	23,719	02/03/17	114
Australia and New Zealand Banking Group		$16,583,640	CAD	21,693,176	02/03/17	87,644
Australia and New Zealand Banking Group		$847,740	EUR	801,232	02/03/17	17,219
Australia and New Zealand Banking Group		$6,288,692	EUR	5,883,000	02/03/17	62,215
Australia and New Zealand Banking Group		$295,203	EUR	282,919	02/03/17	10,218
Australia and New Zealand Banking Group		$11,875	GBP	9,774	02/03/17	421
Australia and New Zealand Banking Group		$55,313	GBP	44,798	02/03/17	1,044
Australia and New Zealand Banking Group		$3,525,311	HUF	1,023,480,763	02/03/17	39,030
Australia and New Zealand Banking Group		$2,424,987	NZD	3,482,000	02/03/17	129,682
Barclays Bank PLC	AUD	4,535,941		$3,421,324	02/03/17	(18,650)
Barclays Bank PLC	CAD	78,093		$58,941	02/03/17	(1,074)
Barclays Bank PLC	EUR	3,066,732	PLN	13,500,000	02/03/17	60,322
Barclays Bank PLC	EUR	2,307,234	SEK	22,000,000	02/03/17	24,482
Barclays Bank PLC	PLN	77,583,914		$18,380,632	02/03/17	(992,175)
Barclays Bank PLC		$304,099	CAD	398,697	02/03/17	2,301
Barclays Bank PLC		$61,380	EUR	57,163	02/03/17	329
Barclays Bank PLC		$5,088	GBP	4,041	02/03/17	(5)
Barclays Bank PLC		$14,553	HKD	112,855	02/03/17	(7)
Barclays Bank PLC		$2,784,026	PLN	11,448,500	02/03/17	74,680
Citibank NA	AUD	4,634,783		$3,405,866	02/03/17	(109,069)
Citibank NA	EUR	72,129,065		$74,858,789	02/03/17	(3,007,094)
Citibank NA	MXN	105,100,000		$5,049,292	02/03/17	10,073
Citibank NA	PLN	13,500,000	EUR	3,117,561	02/03/17	(5,450)
Citibank NA		$18,045,583	GBP	14,470,037	02/03/17	157,982
Citibank NA		$3,465,004	HUF	1,007,107,966	02/03/17	42,318
Citibank NA		$5,745,637	JPY	653,164,000	02/03/17	39,311
Citibank NA		$3,095,352	PLN	12,580,128	02/03/17	45,923
Citibank NA		$2,920,218	PLN	11,868,350	02/03/17	43,325
Citibank NA		$10,293,843	PLN	41,686,936	02/03/17	115,440
Goldman Sachs International	CAD	18,773,266		$13,978,292	02/03/17	(449,031)
Goldman Sachs International	GBP	14,528,650		$17,797,030	02/03/17	(480,272)
Goldman Sachs International		$9,431,437	AUD	12,472,724	02/03/17	27,648
HSBC Bank PLC	EUR	1,178,401		$1,254,335	02/03/17	(17,791)

HSBC Bank PLC	EUR	2,062,297		$2,195,187	02/03/17	(31,136)
HSBC Bank PLC		$1,094,898	EUR	1,030,162	02/03/17	17,198
HSBC Bank PLC		$335,680	EUR	317,709	02/03/17	7,299
JPMorgan Chase Bank NA	BRL	23,271,307		$7,028,908	02/03/17	(354,138)
JPMorgan Chase Bank NA	COP	10,520,857,710		$3,440,707	02/03/17	(155,815)
JPMorgan Chase Bank NA	EUR	1,665,467	NOK	15,000,000	02/03/17	20,695
JPMorgan Chase Bank NA	HUF	2,030,588,729		$6,838,929	02/03/17	(232,734)
JPMorgan Chase Bank NA	IDR	32,500,000,000		$2,425,554	02/03/17	(8,222)
JPMorgan Chase Bank NA		$579,101	BRL	1,908,426	02/03/17	26,366
JPMorgan Chase Bank NA		$6,773,266	BRL	21,362,881	02/03/17	4,313
JPMorgan Chase Bank NA		$2,470,543	EUR	2,300,000	02/03/17	12,389
JPMorgan Chase Bank NA		$2,431,361	IDR	32,500,000,000	02/03/17	2,416
JPMorgan Chase Bank NA		$2,482,514	MXN	53,000,000	02/03/17	58,672
JPMorgan Chase Bank NA		$2,933,229	NOK	25,350,000	02/03/17	140,249
State Street Bank and Trust Co.		$2,467,090	MXN	52,100,000	02/03/17	30,944
UBS AG	NOK	15,000,000	EUR	1,686,113	02/03/17	1,593
UBS AG	NOK	25,350,000		$3,046,403	02/03/17	(27,075)
UBS AG	SEK	22,000,000	EUR	2,330,163	02/03/17	271
UBS AG		$3,591,962	COP	10,520,857,710	02/03/17	4,560
UBS AG		$69,048,260	EUR	64,576,348	02/03/17	664,198
UBS AG		$23,201	EUR	22,061	02/03/17	614
UBS AG		$104,799	EUR	99,169	02/03/17	2,258
HSBC Bank PLC	SEK	12,928,536		$1,454,634	02/13/17	(24,085)
JPMorgan Chase Bank NA	NOK	21,000,000	SEK	22,066,800	02/13/17	(22,348)
UBS AG	SEK	22,303,680	NOK	21,000,000	02/13/17	(4,746)
UBS AG		$1,463,468	SEK	12,928,536	02/13/17	15,251
Australia and New Zealand Banking Group	CAD	21,693,176		$16,587,901	03/03/17	(87,978)
Australia and New Zealand Banking Group	HUF	1,023,480,763		$3,527,227	03/03/17	(39,635)
Australia and New Zealand Banking Group		$14,552	HKD	112,855	03/03/17	(2)
Citibank NA	EUR	3,112,995	PLN	13,500,000	03/03/17	5,226
Citibank NA	GBP	14,470,037		$18,054,714	03/03/17	(157,965)
Citibank NA	JPY	653,164,000		$5,750,301	03/03/17	(39,131)
Citibank NA	PLN	41,686,936		$10,288,142	03/03/17	(116,136)
Citibank NA		$5,029,478	MXN	105,100,000	03/03/17	(10,376)
Goldman Sachs International	AUD	12,472,724		$9,425,201	03/03/17	(27,532)
HSBC Bank PLC	CAD	4,896,193		$3,761,280	03/03/17	(2,500)
JPMorgan Chase Bank NA	BRL	21,362,881		$6,723,173	03/03/17	(6,370)
JPMorgan Chase Bank NA	IDR	32,500,000,000		$2,423,022	03/03/17	(4,331)
UBS AG	COP	10,520,857,710		$3,574,572	03/03/17	(3,685)
UBS AG	EUR	1,684,725	NOK	15,000,000	03/03/17	(1,624)
UBS AG	EUR	2,330,723	SEK	22,000,000	03/03/17	(457)
UBS AG	EUR	64,576,348		$69,121,361	03/03/17	(664,380)
UBS AG	NOK	21,000,000	SEK	22,287,090	03/03/17	4,537
UBS AG	SEK	12,928,536		$1,464,648	03/03/17	(15,250)
UBS AG		$957,147	EUR	886,050	03/03/17	381
UBS AG		$28,639	GBP	22,850	03/03/17	121
UBS AG		$3,047,073	NOK	25,350,000	03/03/17	27,051
	Net Unrealized Depreciation					$(5,708,976)

Futures Contracts Open at January 31, 2017:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
5	Long	U.S. Treasury Ultra Bond, Mar-17	$803,438	$(7,344)
7	Short	UK Long Gilt Bond, Mar-17	(1,090,799)	(7,485)
24	Short	U.S. Treasury Long Bond, Mar-17	(3,620,250)	14,625
21	Short	German Euro Bund, Mar-17	(3,675,405)	(335)
37	Short	U.S. Treasury 10 yr. Note, Mar-17	(4,605,344)	1,860
		Net Unrealized Appreciation		$1,321

Credit Default Swap Agreements Open at January 31, 2017:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Credit Suisse International
CMBX.NA.BBB.60	Sell	$1,500	3.00%	5/11/63	$7,922	$(100,239)	$(92,317)	NR
Credit Suisse International
CMBX.NA.BBB.60	Sell	3,000	3.00	5/11/63	18,497	(203,132)	(184,635)	NR
Credit Suisse International
CMBX.NA.BBB.60	Sell	4,096	3.00	5/11/63	(97,401)	(154,686)	(252,087)	NR
Deutsche Bank AG
CMBX.NA.BB.60	Sell	335	5.00	5/11/63	(47,099)	2,284	(44,815)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	586	5.00	5/11/63	(77,992)	(401)	(78,393)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	416	5.00	5/11/63	4,233	(59,884)	(55,651)	NR
Goldman Sachs International
CMBX.NA.BBB.60	Sell	2,473	3.00	5/11/63	(57,394)	(94,806)	(152,200)	NR
Goldman Sachs International
CMBX.NA.BBB.60	Sell	2,431	3.00	5/11/63	(55,107)	(94,508)	(149,615)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.27	Buy	3,500	5.00	12/20/21	(95,747)	(145,814)	(241,561)	NR
Total Credit Default Swaps					$(400,088)	$(851,186)	$(1,251,274)

Interest Rate Swap Agreements Open at January 31, 2017:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co., LLC*	$5,000	3 Month LIBOR	Receive	1.86%	12/08/21	$20,243
Morgan Stanley & Co., LLC*	5,100	3 Month LIBOR	Receive	2.07	12/21/21	(28,790)
Morgan Stanley & Co., LLC*	8,000	3 Month LIBOR	Receive	2.28	12/08/26	56,070
Morgan Stanley & Co., LLC*	21,800	3 Month LIBOR	Receive	2.48	12/21/26	(229,307)
Morgan Stanley & Co., LLC*	1,100	3 Month LIBOR	Receive	2.59	12/08/46	19,731
Morgan Stanley & Co., LLC*	6,900	3 Month LIBOR	Receive	2.74	12/21/46	(96,930)
		Net Unrealized Depreciation				$(258,983)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
COP	Colombian Peso.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
JPY	Japanese Yen.
MXN	Mexican Peso.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.

PORTFOLIO COMPOSITION** as of 01/31/17	Percentage of Total Investments
Corporate Bonds	41.3%
Sovereign	19.0
Mortgages - Other	12.9
Asset-Backed Securities	10.4
Short-Term Investments	5.2
Commercial Mortgage-Backed Securities	4.8
U.S. Treasury Securities	3.1
Variable Rate Senior Loan Interests	2.4
Collateralized Mortgage Obligations - Agency Collateral Series	0.9
Agency Fixed Rate Mortgages	0.0	+
	100.0	%***

**          Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2017.

***   Does not include open long/short futures contracts with an underlying face amount of $13,795,236 with net unrealized appreciation of $1,321. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $5,708,976 and does not include open swap agreements with net unrealized depreciation of $659,071.

+               Amount is less than 0.05%.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments • January 31, 2017 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bids and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$204,379,726	$—	†	$204,379,726 †
Sovereign	—	94,068,442	—		94,068,442
Agency Fixed Rate Mortgages	—	173,384	—		173,384
Asset-Backed Securities	—	51,289,879	—		51,289,879
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,549,852	—		4,549,852
Commercial Mortgage-Backed Securities	—	23,639,848	—		23,639,848
Mortgages - Other	—	63,989,289	—		63,989,289
U.S. Treasury Securities	—	15,535,629	—		15,535,629
Variable Rate Senior Loan Interests	—	12,144,503	—		12,144,503
Total Fixed Income Securities	—	469,770,552	—	†	469,770,552 †
Short-Term Investments
U.S. Treasury Securities	—	11,088,407	—		11,088,407
Investment Company	23,729,812	—	—		23,729,812
Total Short-Term Investments	23,729,812	11,088,407	—		34,818,219
Foreign Currency Forward Exchange Contracts	—	2,051,146	—		2,051,146
Futures Contracts	16,485	—	—		16,485
Credit Default Swap Agreements	—	30,652	—		30,652
Interest Rate Swap Agreements	—	96,044	—		96,044
Total Assets	23,746,297	483,036,801	—	†	506,783,098 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(7,760,122)	—		(7,760,122)
Futures Contracts	(15,164)	—	—		(15,164)
Credit Default Swap Agreements	—	(430,740)	—		(430,740)
Interest Rate Swap Agreements	—	(355,027)	—		(355,027)
Total Liabilities	(15,164)	(8,545,889)	—		(8,561,053)
Total	$23,731,133	$474,490,912	$—	†	$498,222,045 †

†            Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2017	$—	†

† Includes one security which is valued at zero.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 21, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 21, 2017